Leases (Details) - Schedule of Total Operating Lease Cost $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Schedule of Operating Lease Cost [Abstract]
Operating lease cost	$ 526
Cash payments for operating leases	$ 419